Note 22 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Americas	EMEA	Asia Pacific	Corporate	Consolidated

Revenues	$889,738	$446,146	$385,123	$979	$1,721,986
Depreciation and amortization	18,100	12,430	5,263	2,831	38,624
Operating earnings (loss)	69,247	38,777	41,092	(68,732)	80,384
Other income, net					1,122
Interest expense, net					(9,039)
Income tax expense					(32,552)
Net earnings from continuing operations					$39,915
Net earnings from discontinued operations					$1,104
Net earnings					$41,019

Total assets	$488,228	$396,789	$176,521	$30,883	$1,092,421
Total additions to long-lived assets	78,124	12,997	4,402	1,677	97,200
	Americas	EMEA	Asia Pacific	Corporate	Consolidated

Revenues	$823,146	$352,363	$405,957	$805	$1,582,271
Depreciation and amortization	14,959	12,371	5,651	3,052	36,033
Operating earnings (loss)	60,473	22,009	47,392	(51,718)	78,156
Other income, net					1,262
Interest expense, net					(7,304)
Income tax expense					(18,205)
Net earnings from continuing operations					$53,909
Net earnings from discontinued operations					$23,807
Net earnings					$77,716

Total assets	$421,423	$425,461	$183,436	$(6,437)	$1,023,883
Total additions to long-lived assets	23,988	134,587	15,763	1,980	176,318
	Americas	EMEA	Asia Pacific	Corporate	Consolidated

Revenues	$716,516	$230,924	$357,731	$1,367	$1,306,538
Depreciation and amortization	14,182	10,463	5,719	2,307	32,671
Operating earnings (loss)	36,459	7,473	36,480	(38,028)	42,384
Other income, net					1,551
Interest expense, net					(8,673)
Income tax expense					(12,381)
Net earnings from continuing operations					$22,881
Net loss from discontinued operations					$3,280
Net earnings					$26,161

Total assets	$386,676	$279,228	$163,041	$4,269	$833,214
Total additions to long-lived assets	12,332	107,564	8,544	2,762	131,202

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	2015	2014	2013

United States
Revenues	$628,954	$522,641	$442,394
Total long-lived assets	152,326	90,276	96,848

Canada
Revenues	$229,551	$263,215	$253,451
Total long-lived assets	51,473	53,241	48,718

Australia
Revenues	$206,254	$231,029	$199,221
Total long-lived assets	44,936	51,083	44,811

United Kingdom
Revenues	$164,204	$150,933	$103,781
Total long-lived assets	56,076	60,046	8,583

Other
Revenues	$493,023	$414,453	$307,691
Total long-lived assets	184,384	211,478	168,788
			.
Consolidated
Revenues	$1,721,986	$1,582,271	$1,306,538
Total long-lived assets	489,195	466,124	367,748